INVESTMENT IN PGL DISCLOSURE	12 Months Ended
Mar. 31, 2018
Notes
INVESTMENT IN PGL DISCLOSURE

8.             INVESTMENT IN PGL

On January 31, 2018, the Company’s wholly-owned subsidiary, PPL, acquired 650 ordinary shares of Portage Glasgow Ltd. (PGL), a newly incorporated company in Glasgow, Scotland at £0.01 per share for a total consideration of £6.50 ($9.11). PPL’s ownership comprised 65% of the issued ordinary shares in PGL. PPL’s CEO is also the chairman of the board of directors of PGL which currently consists of two persons.

Portage Glasgow Limited (“PGL”) was formed to develop more effectively-targeted drugs to treat chronic conditions including cancer. The University of Glasgow is providing therapeutic peptides developed through the research of one of their professors and access to a therapeutic peptide discovery platform. PGL will focus on the commercialisation of new therapies aimed at disrupting protein-protein interactions (PPI) in disease pathways which give therapeutic benefit. Candidate peptides and PPI targets have already been identified from existing research at the University.

The Shareholder’s Agreement has not yet been finalized as of March 31, 2018, as conditions precedent have not yet been met. As PGL operations have not yet begun, there is no effect on the consolidated financial statements for the year ended March 31, 2018.

As per the terms of a Convertible Loan Agreement dated January 31, 2018 signed with PGL, PPL has committed to provide PGL with an unsecured convertible loan facility up to £1 million ($1.4 million) with a minimum drawdown of £50,000 ($70,075) and maximum drawdown of £250,000 ($350,375) during any three-month period. Interest will be at 7% accruing on a monthly basis and the facility is repayable within nine years from the date of the agreement. The outstanding loan with accrued interest can be converted into ordinary shares to be priced at between £9,000 per share and £5,000 per share depending on the conversion date being within one year to eight years. However, completion of an eligible fundraising by PGL, being £5 million ($7 million) at a pre-money valuation of minimum £10 million ($14 million), will require the loan to be mandatorily converted as per the terms of conversion described above. As at March 31, 2018, there was no drawdown against this facility.

PPL is also committed to providing a contribution of £33,419 ($46,837) payable in instalments of £11,140 ($15,606) per year for tuition expenses with the University of Glasgow.